Derivatives (Tables)	12 Months Ended
Sep. 30, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Qualifying Hedge Accounting

Year ended
September 30, 2024
Hedging instruments (Interest rate swaps)	$10,661
Hedged items (Unsecured notes)	(9,041)
Fair market value adjustments for hedge accounting recognized in interest expense	$1,620

Schedule of Derivative Instruments, Fair Value

The Consolidated Statement of Financial Condition impact of fair valuing the interest rate swaps as of September 30, 2024 is presented below:

			Gross Amount of
Derivative	Notional	Maturity	Recognized	Gross Amount of	Statement of Financial Condition
Instrument	Amount	Date	Assets	Recognized Liabilities	Location of Amounts
Interest rate swap	$225,000	9/18/2027	$10,520	$—	Net unrealized appreciation on derivatives
Interest rate swap	$75,000	9/18/2027	$2,351	$—	Net unrealized appreciation on derivatives
Interest rate swap	$350,000	8/12/2029	$—	$1,963	Net unrealized depreciation on derivatives
Interest rate swap	$150,000	8/12/2029	$—	$247	Net unrealized appreciation on derivatives

Schedule of Derivative Liabilities at Fair Value

The table below presents the carrying value of the Tranche A Notes and 2029 Notes as of September 30, 2024 that is designated in a qualifying hedging relationship and the related hedging adjustment (increase/(decrease)) from the current hedging relationship included in such carrying value:

	As of September 30, 2024
Description	Carrying Value	Cumulative Hedging Adjustment
Tranche A Notes	$308,872	$8,872
2029 Notes	494,984	169